UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund

Semi-Annual Report

March 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Group LLC	2.6
Intelsat Jackson Holdings SA	2.2
Asurion LLC	1.9
Caesars Resort Collection LLC	1.8
TransDigm, Inc.	1.2
9.7

Top Five Market Sectors as of March 31, 2021

% of fund's net assets
Technology	16.2
Telecommunications	7.8
Services	7.7
Healthcare	6.3
Energy	5.3

Quality Diversification (% of fund's net assets)

As of March 31, 2021
BBB	3.1%
BB	22.8%
B	59.4%
CCC,CC,C	4.9%
Not Rated	4.8%
Equities	2.0%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2021*
Bank Loan Obligations	90.7%
Nonconvertible Bonds	4.3%
Convertible Bonds, Preferred Stocks	0.1%
Common Stocks	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

 * Foreign investments - 11.8%

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 90.7%
	Principal Amount	Value
Aerospace - 1.7%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/4/26 (a)(b)(c)	$565,000	$559,350
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 1/20/27 (a)(b)(c)	569,250	568,254
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.36% 6/19/26 (a)(b)(c)	123,125	116,955
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 5/30/25 (a)(b)(c)	1,518,547	1,486,126
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 12/9/25 (a)(b)(c)	370,313	362,288
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 8/22/24 (a)(b)(c)	1,207,911	1,184,333
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (a)(b)(c)	491,514	477,383
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	235,000	207,192

TOTAL AEROSPACE		4,961,881

Air Transportation - 1.6%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/10/28 (b)(c)(d)	960,000	982,502
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/8/26 (a)(b)(c)	486,852	471,053
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/4/26 (a)(b)(c)	261,748	253,255
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (a)(b)(c)	293,563	300,168
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (a)(b)(c)	930,000	987,111
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (a)(b)(c)	820,000	860,180
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	617,188	598,092

TOTAL AIR TRANSPORTATION		4,452,361

Automotive & Auto Parts - 0.9%
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 4/30/26 (a)(b)(c)	289,275	286,021
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/2/27 (a)(b)(c)	568,575	568,103
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (a)(b)(c)	249,375	255,298
North American Lifting Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (a)(b)(c)	681,526	708,787
Tranche B 1LN, term loan 3 month U.S. LIBOR + 11.000% 12% 3/1/25 (a)(b)(c)	178,179	167,934
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (a)(b)(c)	460,000	458,533
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 4/18/25 (a)(b)(c)	262,989	262,660

TOTAL AUTOMOTIVE & AUTO PARTS		2,707,336

Banks & Thrifts - 1.3%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6866% 9/30/24 (a)(b)(c)	755,284	752,928
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 2/27/28 (a)(b)(c)	1,570,000	1,551,678
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	662,298	662,192
eResearchTechnology, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/4/27 (b)(c)(d)	335,000	335,157
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 5/30/25 (a)(b)(c)	242,689	241,248
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4386% 7/1/26 (a)(b)(c)	288,316	285,312

TOTAL BANKS & THRIFTS		3,828,515

Broadcasting - 2.2%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 8/15/25 (a)(b)(c)	1,252,049	1,249,845
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/31/26 (a)(b)(c)	23,871	23,532
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (a)(b)(c)	1,694,200	1,156,292
E.W. Scripps Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (a)(b)(c)	423,938	422,017
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6091% 11/17/24 (a)(b)(c)	376,665	367,907
iHeartCommunications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 5/1/26 (a)(b)(c)	306,125	302,155
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (a)(b)(c)	228,275	228,346
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.6151% 9/19/26 (a)(b)(c)	750,482	744,201
Nielsen Finance LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/4/25 (a)(b)(c)	301,276	301,795
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.61% 9/30/26 (a)(b)(c)	472,800	465,117
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 8/14/26 (a)(b)(c)	702,587	701,709
Univision Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (a)(b)(c)	243,738	243,324

TOTAL BROADCASTING		6,206,240

Building Materials - 1.4%
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 10/1/26 (a)(b)(c)	617,188	613,719
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.21% 1/4/27 (a)(b)(c)	344,684	342,960
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 2/28/27 (a)(b)(c)	653,400	644,416
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/2/27 (a)(b)(c)	254,363	254,680
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (a)(b)(c)	589,150	583,553
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (a)(b)(c)	1,094,248	1,094,248
White Capital Buyer LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (a)(b)(c)	364,226	363,316
3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (a)(b)(c)	124,549	124,237

TOTAL BUILDING MATERIALS		4,021,129

Cable/Satellite TV - 3.0%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 2/1/27 (a)(b)(c)	2,465,507	2,451,947
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 1/31/28 (a)(b)(c)	1,340,000	1,318,949
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.606% 4/15/27 (a)(b)(c)	1,237,500	1,221,153
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.356% 1/15/26 (a)(b)(c)	490,000	482,650
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/25/28 (b)(c)(d)(e)	305,000	305,381
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.356% 7/17/25 (a)(b)(c)	930,016	916,261
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.606% 1/31/28 (a)(b)(c)	500,000	495,115
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	1,255,775	1,251,305

TOTAL CABLE/SATELLITE TV		8,442,761

Capital Goods - 0.6%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 10/1/25 (a)(b)(c)	189,258	187,696
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3651% 11/15/26 (a)(b)(c)	135,000	131,895
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6151% 11/15/25 (a)(b)(c)	430,100	417,949
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1085% 9/20/26 (a)(b)(c)	524,067	525,104
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/9/28 (a)(b)(c)	280,000	278,950
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4776% 7/31/27 (a)(b)(c)	303,477	303,932

TOTAL CAPITAL GOODS		1,845,526

Chemicals - 2.2%
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (a)(b)(c)	85,000	85,213
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (a)(b)(c)	320,000	319,200
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 1/31/26 (a)(b)(c)	366,605	364,405
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.74% 7/1/26 (a)(b)(c)	255,450	255,292
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (a)(b)(c)	1,070,000	1,065,988
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7025% 3/1/26 (a)(b)(c)	524,706	520,052
NIC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/14/28 (a)(b)(c)	275,000	274,772
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.625% 10/11/24 (a)(b)(c)	527,379	518,645
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (a)(b)(c)	248,125	248,125
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8602% 10/1/25 (a)(b)(c)	1,680,810	1,653,850
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/3/25 (a)(b)(c)	394,114	381,963
Tronox Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6397% 3/2/28 (a)(b)(c)	274,839	273,179
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9525% 4/3/25 (a)(b)(c)	136,049	134,816
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 1.9525% 4/3/25 (a)(b)(c)	233,226	231,113

TOTAL CHEMICALS		6,326,613

Consumer Products - 1.3%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 6/11/26 (a)(b)(c)	246,403	244,711
term loan 3 month U.S. LIBOR + 4.250% 5% 6/12/26 (a)(b)(c)	250,000	249,375
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 5/23/27 (a)(b)(c)	205,000	202,470
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 1/29/27 (a)(b)(c)	123,750	122,822
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (a)(b)(c)	500,000	498,595
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (a)(b)(c)	365,000	363,022
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 1/29/26 (a)(b)(c)	213,222	214,555
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (a)(b)(c)	473,813	466,535
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (a)(b)(c)	287,625	291,220
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 2/25/28(a)(b)(c)	335,000	333,482
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.106% 6/15/25 (a)(b)(c)	364,688	308,161
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (a)(b)(c)	330,000	328,350
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (a)(b)(c)	85,000	86,169

TOTAL CONSUMER PRODUCTS		3,709,467

Containers - 2.9%
Aot Packaging Products Acquisi:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (a)(b)(c)	485,742	480,681
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (a)(b)(c)(f)	109,258	108,119
Berlin Packaging, LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.1208% 11/7/25 (a)(b)(c)	866,000	849,451
3 month U.S. LIBOR + 3.250% 3.75% 3/5/28 (a)(b)(c)	90,000	89,025
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8981% 7/1/26 (a)(b)(c)	528,394	523,686
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4426% 4/3/24 (a)(b)(c)	240,625	235,211
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8585% 12/21/26 (a)(b)(c)	247,500	247,809
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 12/1/27 (a)(b)(c)	470,000	470,588
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.2375% 6/29/25 (a)(b)(c)	725,298	712,605
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (a)(b)(c)	1,078,632	1,063,974
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (a)(b)(c)	778,831	773,433
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (a)(b)(c)	319,200	318,003
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	122,633	122,505
Pregis TopCo Corp.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 7/31/26 (a)(b)(c)	246,875	244,663
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 8/1/26 (a)(b)(c)	250,000	250,000
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (a)(b)(c)	202,876	201,608
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 1/30/27 (a)(b)(c)	603,808	600,487
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 2/16/26 (a)(b)(c)	374,063	369,574
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 2/5/23 (a)(b)(c)	629,894	626,846

TOTAL CONTAINERS		8,288,268

Diversified Financial Services - 2.8%
ACNR Holdings, Inc. term loan 17% 9/21/27 (a)(c)(e)	356,738	356,738
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (a)(b)(c)	590,000	587,457
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	811,120	806,861
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (a)(b)(c)	277,628	276,465
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.4988% 10/15/26 (a)(b)(c)	372,186	336,597
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (a)(b)(c)	463,819	453,188
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6072% 6/27/25 (a)(b)(c)	124,375	123,481
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.95% 8/9/25 (a)(b)(c)	704,793	688,054
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 7/3/24 (a)(b)(c)	438,397	433,334
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 9/24/27 (a)(b)(c)	319,200	318,801
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3561% 3/1/25 (a)(b)(c)	825,061	818,362
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	246,212	240,365
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (a)(b)(c)	369,075	369,998
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (a)(b)(c)	259,185	256,075
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 2/11/27 (a)(b)(c)	1,031,850	1,029,270
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 11/16/26 (a)(b)(c)	757,822	752,139
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/29/26 (a)(b)(c)	216,065	215,052

TOTAL DIVERSIFIED FINANCIAL SERVICES		8,062,237

Diversified Media - 1.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (a)(b)(c)	847,875	845,603
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7025% 2/10/27 (a)(b)(c)	1,133,369	1,129,969
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6035% 1/30/27 (a)(b)(c)	250,000	247,735
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 12/17/26 (a)(b)(c)	1,835,400	1,817,303

TOTAL DIVERSIFIED MEDIA		4,040,610

Energy - 4.0%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	494,025	492,484
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (a)(b)(c)	568,547	567,484
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8572% 11/3/25 (a)(b)(c)	487,283	463,528
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	638,124	612,957
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1109% 5/21/25 (a)(b)(c)	272,426	253,922
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3/17/28 (b)(c)(d)(e)	280,000	279,650
3 month U.S. LIBOR + 6.250% 6.37% 11/18/24 (a)(b)(c)	278,795	280,886
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (a)(b)(c)	351,000	357,143
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	305,350	292,983
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (a)(b)(c)	1,116,730	1,117,657
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (a)(b)(c)	124,010	123,700
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2025% 2/6/25 (a)(b)(c)	382,680	376,052
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (a)(b)(c)	746,250	541,651
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 7/18/25 (a)(b)(c)	1,055,697	1,009,247
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (a)(b)(c)	628,023	518,565
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (a)(b)(c)	674,900	676,871
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 5/22/26 (a)(b)(c)	331,864	323,339
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8585% 10/15/26 (a)(b)(c)	148,500	147,943
Murphy U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 1/29/28 (a)(b)(c)	450,000	451,688
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (a)(b)(c)	845,538	837,082
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (a)(b)(c)	75,681	74,230
Oxbow Carbon LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/19/25 (a)(b)(c)	185,250	185,157
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3585% 1/23/27 (a)(b)(c)	679,229	679,793
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(b)(c)	509,197	504,741
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	369,375	349,521

TOTAL ENERGY		11,518,274

Entertainment/Film - 0.1%
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6815% 1/23/25(a)(b)(c)	322,332	306,216
Environmental - 0.1%
Erm Emerald U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6085% 7/10/26 (a)(b)(c)	245,625	243,721
Food & Drug Retail - 1.3%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 1/29/27 (a)(b)(c)	660,013	650,475
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 10/22/25 (a)(b)(c)	222,882	222,394
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 5/1/26 (a)(b)(c)	1,363,431	1,354,064
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	509,087	485,756
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	900,354	858,713

TOTAL FOOD & DRUG RETAIL		3,571,402

Food/Beverage/Tobacco - 1.6%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8609% 10/1/26 (a)(b)(c)	80,000	79,066
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6109% 10/1/25 (a)(b)(c)	234,600	234,164
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	241,957	242,259
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (a)(b)(c)	591,596	594,305
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (a)(b)(c)	676,600	675,585
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 2/6/25 (a)(b)(c)	305,550	300,258
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8585% 6/20/25 (a)(b)(c)	242,813	243,269
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (a)(b)(c)	595,091	593,508
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/16/28 (a)(b)(c)	710,000	706,670
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 9/13/26 (a)(b)(c)	295,500	289,306
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 6/27/23 (a)(b)(c)	702,438	692,485

TOTAL FOOD/BEVERAGE/TOBACCO		4,650,875

Gaming - 4.9%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (a)(b)(c)	563,777	551,092
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (a)(b)(c)	153,838	154,254
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9734% 10/19/24 (a)(b)(c)	74,897	74,439
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (a)(b)(c)	431,738	461,959
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3309% 9/15/23 (a)(b)(c)	450,313	448,953
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 12/22/24 (a)(b)(c)	3,097,997	3,050,226
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6085% 7/20/25 (a)(b)(c)	1,970,100	1,972,563
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.12% 3/10/28 (a)(b)(c)	300,000	298,125
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (a)(b)(c)	417,003	411,327
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	1,212,708	1,194,517
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (a)(b)(c)	1,947,162	1,914,547
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 5/29/26 (a)(b)(c)	320,568	318,045
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	355,083	353,140
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 3/11/28 (a)(b)(c)	705,000	700,594
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8597% 8/14/24 (a)(b)(c)	450,357	441,318
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 7/10/25 (a)(b)(c)	607,928	608,268
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (a)(b)(c)	1,089,962	1,071,379

TOTAL GAMING		14,024,746

Healthcare - 5.5%
Aldevron LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/11/26 (a)(b)(c)	1,060,230	1,058,460
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 11/6/27 (a)(b)(c)	249,375	249,250
Catalent Pharma Solutions Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 2/22/28 (a)(b)(c)	140,000	139,941
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1091% 11/4/26 (a)(b)(c)	143,550	143,335
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (a)(b)(c)	665,597	665,391
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8651% 8/1/27 (a)(b)(c)	1,699,073	1,675,405
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (a)(b)(c)	2,161,375	2,150,568
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 3/13/25 (a)(b)(c)	970,225	969,187
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 3/18/26 (a)(b)(c)	305,301	305,014
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 2/25/28 (a)(b)(c)	285,000	284,003
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/19/27 (a)(b)(c)	598,364	601,355
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3585% 8/31/26 (a)(b)(c)	224,633	222,632
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3585% 8/30/27 (a)(b)(c)	180,000	178,425
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3585% 8/31/26 (a)(b)(c)	56,332	55,830
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (a)(b)(c)	198,683	197,487
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3592% 6/30/25 (a)(b)(c)	501,842	500,712
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/30/27 (a)(b)(c)	375,000	374,531
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 3/31/27 (a)(b)(c)	480,340	476,839
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 1/6/28 (a)(b)(c)	835,000	830,082
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.79% 7/9/25 (a)(b)(c)	70,000	69,388
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 11/16/25 (a)(b)(c)	488,602	487,205
Surgery Center Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 8/31/24 (a)(b)(c)	99,000	100,919
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (a)(b)(c)	244,291	241,658
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	636,024	627,278
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (a)(b)(c)	284,288	284,555
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (a)(b)(c)	1,196,775	1,188,924
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6085% 11/20/26 (a)(b)(c)	247,500	246,728
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 11/27/25 (a)(b)(c)	937,500	931,528
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 6/1/25 (a)(b)(c)	601,696	599,415

TOTAL HEALTHCARE		15,856,045

Homebuilders/Real Estate - 1.2%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 8/21/25 (a)(b)(c)	976,647	955,689
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	180,000	204,300
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	678,660	531,804
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	38,277	29,995
RS Ivy Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 12/23/27 (a)(b)(c)	229,425	229,425
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/1/27 (a)(b)(c)	646,750	645,670
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8609% 12/22/24 (a)(b)(c)	858,636	848,290

TOTAL HOMEBUILDERS/REAL ESTATE		3,445,173

Hotels - 1.2%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6.75% 10/1/27 (a)(b)(c)	124,375	124,375
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 2/1/26 (a)(b)(c)	535,594	519,526
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 11/30/23 (a)(b)(c)	1,140,624	1,136,882
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8586% 6/21/26 (a)(b)(c)	126,445	125,213
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 8/31/25 (a)(b)(c)	178,650	173,291
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2025% 5/30/26 (a)(b)(c)	791,729	641,918
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (a)(b)(c)	616,597	627,129

TOTAL HOTELS		3,348,334

Insurance - 4.6%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 2/13/27 (a)(b)(c)	1,368,943	1,350,695
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/10/25 (a)(b)(c)	668,847	660,091
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/9/25 (a)(b)(c)	245,625	242,191
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (a)(b)(c)	283,137	282,276
AmeriLife Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 3/18/27 (a)(b)(c)	719,621	718,124
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/16/28 (a)(b)(c)	498,750	494,700
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 2/13/27 (a)(b)(c)	449,313	443,885
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 11/3/23 (a)(b)(c)	2,176,072	2,168,826
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 11/3/24 (a)(b)(c)	486,250	484,047
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3585% 2/5/28 (a)(b)(c)	1,005,000	1,022,588
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 12/23/26 (a)(b)(c)	997,500	990,557
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 7/31/27 (a)(b)(c)	605,000	600,335
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (a)(b)(c)	864,084	862,857
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 4/25/25 (a)(b)(c)	1,499,594	1,477,445
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4525% 12/2/26 (a)(b)(c)	123,438	122,137
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2025% 5/16/24 (a)(b)(c)	1,297,001	1,281,489

TOTAL INSURANCE		13,202,243

Leisure - 2.5%
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8585% 7/31/24 (a)(b)(c)	212,764	208,908
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (a)(b)(c)	451,694	452,823
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6109% 1/4/26 (a)(b)(c)	376,175	377,586
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (a)(b)(c)	411,888	424,244
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (a)(b)(c)	879,367	749,678
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (a)(b)(c)	370,303	312,558
15.25% 5/23/24 (c)	167,164	210,836
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	1,540,956	1,524,098
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (a)(b)(c)	250,000	203,750
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (a)(b)(c)	720,131	670,737
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (a)(b)(c)	218,900	222,184
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 10/18/26 (a)(b)(c)	420,000	416,800
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.699% 5/10/26 (a)(b)(c)	119,182	117,543
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 7/6/24 (a)(b)(c)	411,915	410,885
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6085% 12/21/25 (a)(b)(c)	367,500	354,024
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2025% 12/30/26 (a)(b)(c)	365,831	352,478
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7539% 12/30/27 (a)(b)(c)(e)	125,000	125,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (a)(b)(c)(e)	134,325	134,661

TOTAL LEISURE		7,268,793

Metals/Mining - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (a)(b)(c)	254,414	254,287
Paper - 0.1%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2217% 7/26/26 (a)(b)(c)	53,854	53,720
Neenah, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3/18/28 (b)(c)(d)(e)	85,000	84,788
3 month U.S. LIBOR + 4.000% 5% 6/30/27 (a)(b)(c)	163,763	163,763

TOTAL PAPER		302,271

Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	893,324	882,720
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.625% 2/19/26 (a)(b)(c)	242,356	239,617
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (a)(b)(c)	589,955	522,276
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(b)(c)	110,128	107,811
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (a)(b)(c)	337,450	337,450
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 10/17/26 (a)(b)(c)	471,805	468,502

TOTAL PUBLISHING/PRINTING		2,558,376

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2025% 12/30/26 (a)(b)(c)	529,650	527,500
Restaurants - 0.8%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 11/19/26 (a)(b)(c)	736,894	722,849
CEC Entertainment, Inc.:
1LN, term loan 3 month U.S. LIBOR + 9.250% 10.25% 12/29/25 (a)(b)(c)	71,313	96,272
2LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 12/30/27 (a)(b)(c)	75,699	73,049
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3585% 3/1/26 (a)(b)(c)	367,500	349,493
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8622% 8/2/26 (a)(b)(c)	995,284	988,098

TOTAL RESTAURANTS		2,229,761

Services - 7.5%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (a)(b)(c)	134,325	134,325
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/12/28 (b)(c)(d)	690,000	682,527
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1105% 12/31/25 (a)(b)(c)	253,457	253,140
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 3/11/25 (a)(b)(c)	614,325	607,033
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 1/15/27 (a)(b)(c)	628,650	618,434
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (a)(b)(c)	248,750	248,596
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (a)(b)(c)	1,337,888	1,315,652
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 2/7/26 (a)(b)(c)	479,140	471,206
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 5/13/27 (a)(b)(c)	313,425	312,955
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	339,906	327,017
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 11/26/26 (a)(b)(c)	370,313	365,884
Dun & Bradstreet Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3591% 2/8/26 (a)(b)(c)	69,825	69,389
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9615% 8/1/26 (a)(b)(c)	618,742	617,003
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 3/29/25 (a)(b)(c)	457,071	450,101
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	940,000	943,525
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	2,077,328	2,033,787
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/26/28 (a)(b)(c)	199,500	199,608
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (a)(b)(c)	640,000	640,403
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	848,278	847,218
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (a)(b)(c)	375,000	374,719
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.375% 6/29/26 (a)(b)(c)	360,938	358,230
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/26/28 (b)(c)(d)	1,245,000	1,243,444
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	1,187,396	1,159,362
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (a)(b)(c)	837,900	835,805
Maverick Purchaser Sub LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6125% 1/23/27 (a)(b)(c)	699,712	692,135
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (a)(b)(c)	125,000	125,156
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.103% 2/5/28 (a)(b)(c)	340,000	338,470
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	602,891	602,137
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (a)(b)(c)	592,053	594,274
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/26/28 (a)(b)(c)	1,500,000	1,486,065
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.205% 4/16/26 (a)(b)(c)	309,469	301,476
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.705% 9/12/24 (a)(b)(c)	62,490	61,370
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (a)(b)(c)	246,154	218,506
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6086% 4/4/25 (a)(b)(c)	728,128	724,182
3 month U.S. LIBOR + 3.500% 3.6086% 2/19/27 (a)(b)(c)	503,146	500,550
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (a)(b)(c)	29,063	27,901
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	61,217	60,911
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	547,768	545,029
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (a)(b)(c)	165,937	159,299

TOTAL SERVICES		21,546,824

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1102% 1/24/27 (a)(b)(c)	485,387	478,713
Super Retail - 4.6%
Academy Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 11/6/27 (a)(b)(c)	623,438	623,699
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 2/26/28 (a)(b)(c)	7,401,450	7,405,137
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1061% 2/3/24 (a)(b)(c)	620,156	619,499
David's Bridal, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (a)(b)(c)(e)	0	0
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/19/27 (a)(b)(c)	997,500	995,685
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (b)(c)(d)	90,909	90,471
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (a)(b)(c)	409,091	407,119
Michaels Stores, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/1/27 (a)(b)(c)	517,400	516,624
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 11/8/24 (a)(b)(c)	848,480	825,546
Rent-A-Center, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/17/28 (a)(b)(c)	415,000	416,731
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(g)	1,144,897	0
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 5/31/25 (a)(b)(c)	458,221	457,432
WW International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (a)(b)(c)	733,034	731,201

TOTAL SUPER RETAIL		13,089,144

Technology - 16.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (a)(b)(c)	355,000	351,894
Allegro MicroSystems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5% 9/30/27 (a)(b)(c)	9,615	9,591
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 8/10/25 (a)(b)(c)	642,525	437,187
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3585% 4/23/26 (a)(b)(c)	364,695	361,219
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/6/27 (a)(b)(c)	738,150	732,245
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 2/11/26 (a)(b)(c)	2,245,845	2,247,709
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (a)(b)(c)	348,817	347,362
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 10/2/25 (a)(b)(c)	541,892	539,182
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4875% 9/5/25 (a)(b)(c)	487,500	483,234
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 4/19/25 (a)(b)(c)	243,734	243,532
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (a)(b)(c)	1,246,875	1,245,628
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 10/31/26 (a)(b)(c)	591,170	586,181
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (a)(b)(c)	980,393	978,991
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5809% 4/30/25 (a)(b)(c)	975,000	959,644
Cloudera, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 12/22/27 (a)(b)(c)	225,000	224,438
CMI Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/19/28 (a)(b)(c)	275,000	272,423
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/29/27 (a)(b)(c)	314,213	314,410
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/29/28 (a)(b)(c)	85,000	86,806
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 4/4/26 (a)(b)(c)	1,314,975	1,305,178
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9001% 11/29/24 (a)(b)(c)	241,038	234,175
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 10/16/26 (a)(b)(c)	1,336,500	1,332,972
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1085% 2/19/29 (a)(b)(c)	250,000	251,095
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2% 9/19/25 (a)(b)(c)	413,569	413,015
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 3/18/29 (b)(c)(d)	95,000	95,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3/18/28 (b)(c)(d)	343,139	341,210
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 3/17/28 (b)(c)(d)	71,861	71,458
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 8/23/25 (a)(b)(c)	138,494	137,513
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 1/31/24 (a)(b)(c)	188,411	188,096
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7112% 7/22/26 (a)(b)(c)	245,941	243,605
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4% 7/30/27 (a)(b)(c)	611,925	609,685
EPV Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 3/8/25 (a)(b)(c)	369,550	362,344
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (a)(b)(c)	620,415	618,827
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 8/10/27 (a)(b)(c)	372,188	369,783
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 2/15/24 (a)(b)(c)	800,370	793,743
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (a)(b)(c)	672,349	671,300
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/1/27 (a)(b)(c)	470,000	468,604
ION Trading Technologies Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 11/21/24 (a)(b)(c)	963,653	962,978
Liftoff Mobile, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 2/17/28 (a)(b)(c)	214,463	213,390
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	246,875	247,801
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.8585% 6/21/24 (a)(b)(c)	321,091	317,613
3 month U.S. LIBOR + 2.750% 2.8585% 6/21/24 (a)(b)(c)	2,226,903	2,202,786
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8591% 9/29/24 (a)(b)(c)	1,077,164	1,076,894
MH Sub I LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.3585% 2/23/29 (a)(b)(c)	85,000	85,425
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 9/15/24 (a)(b)(c)	416,574	411,575
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.11% 9/4/26 (a)(b)(c)	85,000	82,079
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 9/4/25 (a)(b)(c)	336,375	332,843
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8571% 4/30/27 (a)(b)(c)	705,250	703,191
Peraton Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 3/2/28 (b)(c)(d)	1,651,563	1,650,192
3 month U.S. LIBOR + 3.750% 4.5% 2/22/28 (a)(b)(c)	938,438	937,659
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.11% 3/12/28 (a)(b)(c)	195,000	194,594
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (a)(b)(c)	235,000	234,413
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 5/30/26 (a)(b)(c)	369,375	364,008
Rackspace Hosting, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/2/28 (a)(b)(c)	1,030,000	1,020,019
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/18/28 (b)(c)(d)	710,000	706,351
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 5/31/25 (a)(b)(c)	424,037	413,084
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3561% 8/1/25 (a)(b)(c)	575,491	567,722
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 3/3/23 (a)(b)(c)	563,123	559,502
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 10/7/27 (a)(b)(c)	947,625	946,440
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 4/16/25 (a)(b)(c)	402,976	398,313
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 4/16/25 (a)(b)(c)	300,883	297,402
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 4/16/25 (a)(b)(c)	1,656,648	1,638,011
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 1/31/27 (a)(b)(c)	303,486	301,033
SUSE Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/19/27 (a)(b)(c)	230,000	230,145
Sybil Software LLC. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3/15/28 (b)(c)(d)	305,000	304,619
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 5/1/24 (a)(b)(c)	953,364	951,104
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6151% 9/28/24 (a)(b)(c)	661,092	657,786
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/22/28 (a)(b)(c)	1,547,235	1,547,235
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 5/4/26 (a)(b)(c)	792,925	791,577
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (a)(b)(c)	570,000	582,825
Verscend Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1151% 8/27/25 (a)(b)(c)	500,000	499,435
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6085% 8/27/25 (a)(b)(c)	369,239	368,822
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1102% 3/1/26 (a)(b)(c)	1,211,784	1,207,506
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 3/30/28 (b)(c)(d)	280,000	277,900
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4451% 3/19/28 (a)(b)(c)	470,689	466,768
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 2/28/27 (a)(b)(c)	524,700	522,297
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (a)(b)(c)	418,950	418,426
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4/1/28 (b)(c)(d)	270,000	268,988
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 6/1/25 (a)(b)(c)	512,277	512,492
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6151% 9/30/26 (a)(b)(c)	617,203	614,376

TOTAL TECHNOLOGY		46,016,898

Telecommunications - 7.0%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.856% 7/15/25 (a)(b)(c)	481,250	470,956
3 month U.S. LIBOR + 2.750% 2.9525% 1/31/26 (a)(b)(c)	483,750	473,620
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (a)(b)(c)	249,398	248,774
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (a)(b)(c)	369,075	368,152
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (a)(b)(c)	618,750	616,170
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/27 (a)(b)(c)	264,182	264,044
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.36% 12/22/23 (a)(b)(c)	442,610	441,229
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/21 (a)(b)(c)	1,000,000	995,830
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (a)(b)(c)	61,756	62,605
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.86% 5/31/25 (a)(b)(c)	972,500	815,480
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (a)(b)(c)	76,038	77,084
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (a)(b)(c)	2,535,000	2,573,025
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (a)(b)(c)	1,000,000	1,019,460
Tranche B-5, term loan 8.625% 1/2/24 (c)	1,525,000	1,554,067
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (a)(b)(c)	1,255,074	1,268,252
Iridium Satellite LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 11/4/26 (a)(b)(c)	465,300	466,133
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 3/1/27 (a)(b)(c)	457,985	451,687
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 3/15/27 (a)(b)(c)	158,396	156,544
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (a)(b)(c)	1,321,688	1,320,339
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 4/15/26 (a)(b)(c)	341,251	340,398
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(b)(c)	726,684	670,947
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	1,100,000	906,884
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 7/31/25 (a)(b)(c)	23,886	23,396
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1976% 8/14/26 (a)(b)(c)	1,221,875	1,217,598
Telesat LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.86% 11/22/26 (a)(b)(c)	406,816	390,624
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (a)(b)(c)	590,854	590,298
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8585% 6/10/27 (a)(b)(c)	377,150	376,856
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 3/9/27 (a)(b)(c)	1,763,763	1,748,295

TOTAL TELECOMMUNICATIONS		19,908,747

Textiles/Apparel - 0.1%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/7/27 (a)(b)(c)	244,388	244,285
Utilities - 2.8%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (a)(b)(c)	1,798,486	1,781,850
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (a)(b)(c)	350,411	349,608
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (a)(b)(c)	834,725	777,864
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (a)(b)(c)	930,710	905,944
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (a)(b)(c)	209,728	208,680
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (a)(b)(c)	1,007,388	1,005,181
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.13% 1/21/28 (a)(b)(c)	375,000	373,459
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 8/13/26 (a)(b)(c)	245,625	244,704
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8685% 3/2/27 (a)(b)(c)	1,156,573	1,146,696
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8583% 12/31/25 (a)(b)(c)	1,317,479	1,307,242

TOTAL UTILITIES		8,101,228

TOTAL BANK LOAN OBLIGATIONS
(Cost $262,006,550)		259,586,800

Nonconvertible Bonds - 4.3%
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	530,100
8% 12/15/25 (h)	55,000	59,895

TOTAL AEROSPACE		589,995

Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	165,000	171,714
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	115,000	122,751

TOTAL AIR TRANSPORTATION		294,465

Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	170,000	181,547
9.5% 5/1/25 (h)	170,000	186,150

TOTAL BROADCASTING		367,697

Chemicals - 0.6%
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9339% 6/15/22 (a)(b)(h)	1,335,000	1,321,766
6.875% 6/15/25 (h)	420,000	427,875
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	5,000	5,000

TOTAL CHEMICALS		1,754,641

Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	415,000	426,018
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	145,000	152,069

TOTAL CONTAINERS		578,087

Energy - 0.2%
Citgo Petroleum Corp. 7% 6/15/25 (h)	150,000	154,313
New Fortress Energy LLC 6.75% 9/15/25 (h)	75,000	77,055
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	165,000	168,300
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	140,000	129,403

TOTAL ENERGY		529,071

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	35,000	35,700
Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	250,000	265,938
Stars Group Holdings BV 7% 7/15/26 (h)	495,000	517,275
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	300,000	292,500
VICI Properties, Inc.:
3.5% 2/15/25 (h)	35,000	35,634
4.25% 12/1/26 (h)	50,000	51,154

TOTAL GAMING		1,162,501

Healthcare - 0.8%
Bausch Health Companies, Inc. 5.5% 11/1/25 (h)	235,000	241,434
Tenet Healthcare Corp.:
4.625% 7/15/24	1,500,000	1,531,035
5.125% 5/1/25	500,000	507,025

TOTAL HEALTHCARE		2,279,494

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	265,000	281,464
Leisure - 0.1%
NCL Corp. Ltd. 12.25% 5/15/24 (h)	35,000	42,398
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	40,000	44,077
10.875% 6/1/23 (h)	190,000	218,557

TOTAL LEISURE		305,032

Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	135,000	133,430
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (h)	200,000	209,022
Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	165,000	162,906
Aramark Services, Inc. 6.375% 5/1/25 (h)	90,000	95,400
Sotheby's 7.375% 10/15/27 (h)	200,000	216,272

TOTAL SERVICES		474,578

Super Retail - 0.1%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	127,813
8.5% 10/30/25 (h)	260,000	275,600

TOTAL SUPER RETAIL		403,413

Technology - 0.1%
CommScope, Inc.:
5.5% 3/1/24 (h)	150,000	154,688
6% 3/1/26 (h)	150,000	158,053
SSL Robotics LLC 9.75% 12/31/23 (h)	60,588	68,131

TOTAL TECHNOLOGY		380,872

Telecommunications - 0.8%
Altice Financing SA 7.5% 5/15/26 (h)	900,000	940,500
Frontier Communications Corp. 5% 5/1/28 (h)	160,000	162,941
SFR Group SA:
5.125% 1/15/29 (h)	25,000	25,313
7.375% 5/1/26 (h)	855,000	889,200
T-Mobile U.S.A., Inc. 2.25% 2/15/26	140,000	141,007

TOTAL TELECOMMUNICATIONS		2,158,961

Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	455,000	485,040
TOTAL NONCONVERTIBLE BONDS
(Cost $12,012,119)		12,423,463
	Shares	Value

Common Stocks - 1.9%
Capital Goods - 0.2%
TNT Crane & Rigging LLC (e)	22,401	487,894
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	3,037	10,022

TOTAL CAPITAL GOODS		497,916

Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)	1,891	13,072
Energy - 1.1%
California Resources Corp. (i)	57,179	1,375,727
California Resources Corp. warrants 10/27/24 (i)	920	4,186
Chesapeake Energy Corp. (i)	27,902	1,210,668
Chesapeake Energy Corp. (j)	137	5,350
Denbury, Inc. (i)	9,205	440,827
EP Energy Corp. (e)	3,190	168,017

TOTAL ENERGY		3,204,775

Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	53,143	42,520
Publishing/Printing - 0.1%
Cenveo Corp. (e)(i)	7,037	205,199
Restaurants - 0.1%
CEC Entertainment, Inc. (e)	15,069	256,173
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	156	0
Utilities - 0.4%
TexGen Power LLC (e)(i)	25,327	1,064,747
TOTAL COMMON STOCKS
(Cost $5,074,487)		5,284,402

Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)
(Cost $135,375)	1,083	135,375

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(i)
(Cost $29,756)	30,115	30,115

Money Market Funds - 5.5%
Fidelity Cash Central Fund 0.06% (k)
(Cost $15,704,023)	15,702,189	15,705,330
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $294,962,310)		293,165,485
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(7,035,364)
NET ASSETS - 100%		$286,130,121

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $105,616 and $104,515, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,244,396 or 3.6% of net assets.

 (i) Non-income producing

 (j) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,350 or 0.0% of net assets.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$1,297

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,869
Total	$5,869

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $13,618,084. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $45,457,016 and $43,369,632, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$42,520	$--	$42,520	$--
Consumer Discretionary	256,173	--	--	256,173
Energy	3,204,775	3,031,408	5,350	168,017
Financials	148,447	--	--	148,447
Industrials	703,115	--	--	703,115
Utilities	1,064,747	--	--	1,064,747
Bank Loan Obligations	259,586,800	--	258,300,582	1,286,218
Corporate Bonds	12,423,463	--	12,423,463	--
Other	30,115	--	--	30,115
Money Market Funds	15,705,330	15,705,330	--	--
Total Investments in Securities:	$293,165,485	$18,736,738	$270,771,915	$3,656,832

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$4,736,534
Net Realized Gain (Loss) on Investment Securities	(1,469,534)
Net Unrealized Gain (Loss) on Investment Securities	2,139,025
Cost of Purchases	672,321
Proceeds of Sales	(1,788,579)
Amortization/Accretion	381
Transfers into Level 3	469,249
Transfers out of Level 3	(1,102,565)
Ending Balance	$3,656,832
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2021	$716,722

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.2%
Luxembourg	6.4%
Canada	1.4%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $279,258,287)	$277,460,155
Fidelity Central Funds (cost $15,704,023)	15,705,330
Total Investment in Securities (cost $294,962,310)		$293,165,485
Cash		795,170
Receivable for investments sold
Regular delivery		1,647,888
Delayed delivery		154
Receivable for fund shares sold		277,947
Interest receivable		1,397,894
Distributions receivable from Fidelity Central Funds		927
Receivable from investment adviser for expense reductions		1,332
Total assets		297,286,797
Liabilities
Payable for investments purchased	$10,993,639
Payable for fund shares redeemed	155,810
Distributions payable	3,017
Other payables and accrued expenses	4,210
Total liabilities		11,156,676
Net Assets		$286,130,121
Net Assets consist of:
Paid in capital		$317,281,721
Total accumulated earnings (loss)		(31,151,600)
Net Assets		$286,130,121
Net Asset Value, offering price and redemption price per share ($286,130,121 ÷ 31,125,468 shares)		$9.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$124,478
Interest		5,468,335
Income from Fidelity Central Funds		5,869
Total income		5,598,682
Expenses
Custodian fees and expenses	$9,327
Independent trustees' fees and expenses	602
Miscellaneous	415
Total expenses before reductions	10,344
Expense reductions	(5,715)
Total expenses after reductions		4,629
Net investment income (loss)		5,594,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,651,540)
Fidelity Central Funds	619
Total net realized gain (loss)		(3,650,921)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	13,988,309
Fidelity Central Funds	(757)
Total change in net unrealized appreciation (depreciation)		13,987,552
Net gain (loss)		10,336,631
Net increase (decrease) in net assets resulting from operations		$15,930,684

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,594,053	$14,175,669
Net realized gain (loss)	(3,650,921)	(3,896,128)
Change in net unrealized appreciation (depreciation)	13,987,552	(9,773,586)
Net increase (decrease) in net assets resulting from operations	15,930,684	505,955
Distributions to shareholders	(5,941,058)	(13,895,333)
Share transactions
Proceeds from sales of shares	27,846,034	44,614,005
Reinvestment of distributions	5,938,041	13,868,082
Cost of shares redeemed	(26,703,728)	(40,615,969)
Net increase (decrease) in net assets resulting from share transactions	7,080,347	17,866,118
Total increase (decrease) in net assets	17,069,973	4,476,740
Net Assets
Beginning of period	269,060,148	264,583,408
End of period	$286,130,121	$269,060,148
Other Information
Shares
Sold	3,043,540	4,901,203
Issued in reinvestment of distributions	654,283	1,564,970
Redeemed	(2,935,833)	(4,592,438)
Net increase (decrease)	761,990	1,873,735

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Floating Rate High Income Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.86	$9.29	$9.52	$9.49	$9.42	$9.46
Income from Investment Operations
Net investment income (loss)A	.184	.463	.547	.540	.445	.438
Net realized and unrealized gain (loss)	.342	(.439)	(.131)	(.001)	.053	(.028)
Total from investment operations	.526	.024	.416	.539	.498	.410
Distributions from net investment income	(.196)	(.454)	(.646)	(.509)	(.428)	(.450)
Net asset value, end of period	$9.19	$8.86	$9.29	$9.52	$9.49	$9.42
Total ReturnB,C	5.98%	.37%	4.61%	5.82%	5.38%	4.59%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%F	.01%	.01%	.01%	.49%	.75%
Expenses net of fee waivers, if any	- %F,G	.01%	.01%	.01%	.49%	.75%
Expenses net of all reductions	- %F,G	.01%	.01%	- %G	.48%	.75%
Net investment income (loss)	4.07%F	5.22%	5.87%	5.68%	4.71%	4.78%
Supplemental Data
Net assets, end of period (000 omitted)	$286,130	$269,060	$264,583	$461,203	$448,936	$203,368
Portfolio turnover rateH	47%F	37%	33%	52%	75%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$2,340,499	Market comparable	Discount rate	45.0% - 50.0% / 45.7%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise Value/EBITDA multiple (EV/EBITDA)	3.5 - 7.9 / 4.9	Increase
			Strike price	$31.17	Increase
		Recovery value	Recovery value	0.0% - 125.0% / 125.0%	Increase
		Market approach	Parity price	$6.91 - $29.16 / $27.83	Increase
		Indicative market bid	Bid price	$17.00	Increase
		Book value	Book value multiple	1.0	Increase
Bank Loan Obligations	$1,286,218	Recovery value	Recovery value	0.0% - 100.0% / 100.0%	Increase
		Indicative market bid	Evaluated bid	$99.75 - $100.25 / $100.02	Increase
Other	$30,115	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,006,454
Gross unrealized depreciation	(6,208,524)
Net unrealized appreciation (depreciation)	$(1,202,070)
Tax cost	$294,367,555

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,496,282)
Long-term	(24,727,414)
Total capital loss carryforward	$(26,223,696)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Floating Rate High Income Fund	67,055,568	62,641,650

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Floating Rate High Income Fund	$12

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Floating Rate High Income Fund	–	19,220

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Series Floating Rate High Income Fund	$415

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through January 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $5,483.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $232.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Series Floating Rate High Income Fund	- %-C
Actual		$1,000.00	$1,059.80	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series Floating Rate High Income Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board noted that, effective August 1, 2020, the expense cap for the fund was lowered and that the expense cap arrangements were amended to remove certain exclusions. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SFR-SANN-0521
1.924293.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2021